Related Party Balance and Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Balance and Transactions

12. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Fine Build-Ninefold Group Construction Company (Private) Limited

A Joint-Venture (JV) incorporated in Sri Lanka in year 2017 to bid a local project, FBS SG holding 30% shares of the JV. The Company started transferring the share to 3rd party in late 2019, however due to Covid-19 pandemic, the share transfer is still pending for the local secretary to execute. Currently, FineBuild only supply material to the JV.

(b)	54 Pandan Road Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang (also known as Poh Guan Ang) acts as the sole director in this company.

(c)	Fastfix Systems Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang acts as the sole director in this company.

(d)	Kelvin Ang

Present sole director and shareholder of FBS Global Limited.

(e)	Ang Poh Hwee

Project director of FBS Global Limited.

a.	Accounts receivable – related party

As of December 31, 2023 and June 30, 2024, the balances of Accounts receivable – related party were as follows:

		December 31, 2023	June 30, 2024	June 30, 2024
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	971,780	1,001,185	740,877
Provision for credit losses	(1)	(971,780)	(1,001,185)	(740,877)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

Movement of the provision of credit losses were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Beginning balance	990,941	971,780	719,117
Exchange rate effect	(19,161)	29,405	21,760
Ending balance	971,780	1,001,185	740,877

b.	Other receivables – related parties

As of December 31, 2023 and June 30, 2024, the balances of other receivables-related parties were as follows:

		December 31, 2023	June 30, 2024	June 30, 2024
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	575,200	592,605	438,528
Provision for credit losses	(3)	(575,200)	(592,605)	(438,528)
54 Pandan Road Pte Ltd	(2)	212,794	-	-
Ang Poh Hwee	(4)	30,000	27,631	20,447
Total		242,794	27,631	20,447

Movement of the provision of credit losses were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Beginning balance	586,542	575,200	425,648
Exchange rate effect	(11,342)	17,405	12,880
Ending balance	575,200	592,605	438,528

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.

(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10 ,2023, provided the loan of SGD2 million, with no interest. As of the date hereof, the Company has fully collected back.

(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.

c.	Due to related parties

As of December 31, 2023 and June 30, 2024, the balances of amount due to related parties were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Due to related parties
Kelvin Ang	83,388	196,528	145,431
Total	83,388	196,528	145,431

FBS GLOBAL LIMITED

Notes to Interim Condensed Consolidated Financial Statements (Unaudited)

d.	Operating lease liabilities- related party

The Company enter a 24 months lease agreement with the related party on January 1, 2024 to rent the warehouse for storage purpose with a monthly rental fee at SGD 60,000.00 (USD 44,400). The Company accounts for the leases in accordance with ASC 842. The Company’s underlying warehouse were classified as operating leases, and the related lease liabilities were recorded under operating lease liabilities – related party (see Note 8).

e.	Related party transactions

	For the six months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2024
	SGD	SGD	USD
Fastfixs Systems Pte Ltd
Consultation fee	11,000	141,000	104,340
Supply of labour	-	107,320	79,417
54 Pandan Road Pte Ltd
Rental of warehouse	-	360,000	266,400

f.	Commitments

On November 25, 2020, the Company guaranteed a 5 year commercial loan SGD 200,000 from UOB Bank to Fastfixs Systems Pte Ltd, a related party. The interest rate is fixed at 2.25% per annum and Fastfixs Systems Pte Ltd shall repay the loan over 60 monthly installments with the interest.

The Company also guaranteed a SGD 7,400,000 10 year commercial loan on October 31, 2022, in the form of Letter of Credit from UOB Bank to 54 Pandan Road Pte Ltd, a related party. The Letter of Credit has been fully drawn down as of the date of this report.

12. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Fine Build-Ninefold Group Construction Company (Private) Limited

A Joint-Venture (JV) incorporated in Sri Lanka in year 2017 to bid a local project, FBS SG holding 30% shares of the JV. The Company started transferring the share to 3rd party in late 2019, however due to Covid-19 pandemic, the share transfer is still pending for the local secretary to execute. Currently, FineBuild only supply material to the JV.

(b)	54 Pandan Road Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang (also known as Poh Guan Ang) acts as the sole director in this company.

(c)	Fastfix Systems Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang acts as the sole director in this company.

(d)	Kelvin Ang

Present sole director and shareholder of FBS Global Limited.

(e)	Ang Poh Hwee

Project director of FBS Global Limited.

a.	Accounts receivable – related party

As of December 31, 2022 and 2023, the balances of Accounts receivable – related party were as follows:

		2022	2023	2023
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	990,941	971,780	719,117
Allowance for credit loss	(1)	(990,941)	(971,780)	(719,117)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Movement of the allowance for credit loss were as follows:

	2022	2023	2023
	SGD	SGD	USD
Beginning balance	970,573	990,941	733,296
Addition	20,368	-	-
Exchange rate effect	-	(19,161)	(14,179)
Ending balance	990,941	971,780	719,117

b.	Other receivables – related parties

As of December 31, 2022 and 2023, the balances of other receivables-related parties were as follows:

		2022	2023	2023
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	586,542	575,200	425,648
Allowance for credit loss	(3)	(586,542)	(575,200)	(425,648)
54 Pandan Road Pte Ltd	(2)	-	212,794	157,468
Ang Poh Hwee	(4)	-	30,000	22,200
Total		-	242,794	179,668

Movement of the allowance for credit loss were as follows:

	2022	2023	2023
	SGD	SGD	USD
Beginning balance	589,638	586,542	434,041
Exchange rate effect	(3,096)	(11,342)	(8,393)
Ending balance	586,542	575,200	425,648

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.
(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10 ,2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has collected back all the loan from 54 Pandan Road Pte Ltd.
(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.

c.	Due to related parties

As of December 31, 2022 and 2023, the balances of amount due to related parties were as follows:

	2022	2023	2023
	SGD	SGD	USD
Due to related parties
Kelvin Ang	150,426	83,388	61,707
Total	150,426	83,388	61,707

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

d.	Related party transactions

	2022	2023	2023
	SGD	SGD	USD
Fine Build-Ninefold Group Construction Company (Private) Limited
Supply construction material	25,633	-	-
54 Pandan Road Pte Ltd
Rental of warehouse	30,000	-	-
Fastfixs Systems Pte Ltd
Consultation fee	-	138,000	102,120
Supply of labors		43,004	31,823

e.	Commitments

On November 25, 2020, the Company guaranteed a 5 year commercial loan SGD 200,000 from UOB Bank to Fastfixs Systems Pte Ltd, a related party. The interest rate is fixed at 2.25% per annum and Fastfixs Systems Pte Ltd shall repay the loan over 60 monthly installments with the interest.

The Company also guaranteed a SGD 7,400,000 10 year commercial loan on October 31, 2022, in the form of Letter of Credit from UOB Bank to 54 Pandan Road Pte Ltd, a related party. The Letter of Credit has been fully drawn down as of the date of this report.